8. Project Assets, net (Details Narrative) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Project impairment loss	$ 0	$ 2,455	$ 0
Revenues	138,628	97,883	125,582
Cost of revenue	121,773	90,693	114,525
PV project assets and pre-development solar projects [Member]
Revenues	19,901	6,728	26,603
Cost of revenue	16,454	7,703	23,418
Certain project assets [Member]
Project impairment loss	$ 0	$ 2,455	$ 0